PIMCO Funds

Supplement Dated May 18, 2015 to the
Equity-Related Strategy Funds Prospectus, dated July 31, 2014, as supplemented from time to time

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (the "Funds")

IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS'
PRINCIPAL INVESTMENT STRATEGIES
Effective immediately, each of the sixth sentence of the eighth paragraph in the Principal Investment Strategies for the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund and PIMCO RAE Fundamental PLUS Small Fund, the seventh sentence of the fourth paragraph in the Principal Investment Strategies for the PIMCO StocksPLUS® Absolute Return Fund, and the eighth sentence of the third paragraph in the Principal Investment Strategies for the PIMCO StocksPLUS® Short Fund is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

In addition, effective immediately, the sixth sentence of the eighth paragraph in the Principal Investment Strategies for each of the PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund and PIMCO RAE Low Volatility PLUS International Fund is deleted in its entirety and replaced with the following:

With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

In addition, effective immediately, the sixth sentence of the eighth paragraph in the Principal Investment Strategies for the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund is deleted in its entirety and replaced with the following:

With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure from non-U.S. dollar-denominated Fixed Income Instruments to 35% of its total assets, but may gain foreign currency exposure beyond this limit through other securities and instruments. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated Fixed Income Instruments) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

In addition, effective immediately, the seventh sentence of the fourth paragraph in the Principal Investment Strategies for each of the PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund is deleted in its entirety and replaced with the following:

With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.

PIMCO Funds

Supplement Dated May 18, 2015 to the
PIMCO RAE Worldwide Long/Short PLUS Fund Prospectus,
dated November 7, 2014, as supplemented from time to time

Disclosure Related to the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund")

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND'S
PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, the sixth sentence of the ninth paragraph in the Fund's Principal Investment Strategies is deleted in its entirety and replaced with the following:

With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets.